Financial Instruments - Carrying Amount and Fair Value of Liabilities Not Measured at Fair Value (Details) - Long-term borrowings - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 3,204,965	¥ 3,196,365
Fair value	3,351,400	3,323,592
Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	1,883,325	2,054,584
Fair value	¥ 1,876,613	¥ 2,058,929